intangible assets and goodwill - Business acquisitions - Prior period (Details) - Medisys Health Group Inc. $ in Millions	6 Months Ended
Jun. 30, 2019 CAD ($)
Business acquisition
Increase (decrease) in customer relationships	$ (22)
Increase (decrease) in goodwill	14
Increase (decrease) in advance billings and customer deposits	3
Increase (decrease) in other long - term liabilities	(7)
Increase (decrease) in deferred income taxes	$ (4)